Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectuses and statements of additional information dated March 1, 2018 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 177 (“Amendment No. 177”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 177 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000331) on February 26, 2018:

Eaton Vance Commodity Strategy Fund

Eaton Vance Multisector Income Fund

Eaton Vance Short Duration Inflation-Protected Income Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: March 5, 2018